Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 5,027	$ 0
Short Term Bank Credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 5,027	$ 0
London Interbank Offered Rate (LIBOR) | Short Term Bank Credit
Short-term Debt [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.30%